Summary of Significant Accounting Policies - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total valuation allowances for credit losses	$ 12
Cumulative-effect decrease in retained income, after tax	$ 6
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amortization period of deferred acquisition costs	15 years
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amortization period of deferred acquisition costs	30 years
Domestic Securities [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash collateral for securities loaned as percentage of fair value	102.00%
Foreign Securities [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash collateral for securities loaned as percentage of fair value	105.00%
Interest-sensitive life insurance | Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amortization period of deferred acquisition costs	10 years
Interest-sensitive life insurance | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amortization period of deferred acquisition costs	20 years